Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2023	2024
Lubricants	2,538,342	2,820,330
Bunkers	-	370,810
Total	2,538,342	3,191,140